Schedule of concentration of risk (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[1]	97.50%	(0.00%)
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[1]	(0.00%)	38.60%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[1]	(0.00%)	25.80%
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[1]	(0.00%)	19.10%

[1]	Less than 10%.